VARIABLE INTEREST ENTITIES (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2011	Sep. 30, 2012		Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Assets and liabilities of VIE
Current assets		$ 4,313			$ 3,761		$ 3,722
Property, plant and equipment, net		3,531	[1]		3,510	[1]	3,469	[2]
Other noncurrent assets		484	[1]		482	[1]	495	[2]
Deferred income taxes		190			163		179
Intangible assets		75	[1]		93	[1]	107	[2]
Goodwill		107			114		94
Total assets		8,925			8,330		8,307
Current liabilities		2,045			1,961		2,207
Long-term debt		3,550	[1]		3,730	[1]	3,627	[2]
Deferred income taxes		272			106		94
Other noncurrent liabilities		907	[1]		1,003	[1]	852	[2]
Total liabilities		7,384			7,239		7,219
Fair value of the noncontrolling interest	61
Noncontrolling interest (as a percent)		100.00%			100.00%
Number of parents for which tax consequence adjustment is applicable		1			1
Consolidated VIE's
Identification of variable interest entities through investments and transactions
Number of joint ventures		4			4
Assets and liabilities of VIE
Property, plant and equipment, net		382			403		275
Other noncurrent assets		27			21		18
Intangible assets		20			23		7
Long-term debt		241			264		185
Other noncurrent liabilities		72			111		109
Rubicon LLC, Pacific Iron Products, Arabian Amines and Sasol Huntsman GmbH and Co. KG
Assets and liabilities of VIE
Current assets		166			140
Property, plant and equipment, net		382			403
Other noncurrent assets		58			61
Deferred income taxes		45			45
Intangible assets		20			23
Goodwill		15			15
Total assets		686			687
Current liabilities		187			145
Long-term debt		245			269
Deferred income taxes		9			9
Other noncurrent liabilities		72			110
Total liabilities		513			533
Sasol Huntsman GmbH and Co. KG
Assets and liabilities of VIE
Current assets	61				54
Property, plant and equipment, net	155				141
Intangible assets	16				17
Goodwill	17				15
Total assets	249				227
Current liabilities	23				30
Long-term debt	93				87
Deferred income taxes	8				8
Other noncurrent liabilities	7				2
Total liabilities	131				127
Total goodwill amount deductible for the tax purposes		12			12
Decrease in amount of goodwill due to a change in foreign currency exchange rate					2
Average useful life of all other intangible assets		18 years			18 years
Pro forma revenues				8,618	11,259		9,337
One time non cash gain				12	12
One-time noncash income tax expense recognized	$ 2				$ 2
Noncontrolling interest (as a percent)	50.00%

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."